Condensed Consolidated Balance Sheets (Q3) (Parenthetical)	Sep. 30, 2025 $ / shares shares
Balance Sheets [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, authorized (in shares)	680,250,615
Common stock, issued (in shares)	566,875,513
Common stock, outstanding (in shares)	553,082,069
Treasury stock (in shares)	13,793,444